Equity (Details Textual) (USD $)	1 Months Ended								3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended				1 Months Ended	3 Months Ended			12 Months Ended		1 Months Ended		3 Months Ended			3 Months Ended		3 Months Ended	12 Months Ended									12 Months Ended			3 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Oct. 31, 2012	Aug. 31, 2012	Jul. 31, 2012	Jan. 31, 2012	Aug. 31, 2011	Jul. 31, 2011	May 31, 2011	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Plan 2008 Amendment [Member]	Mar. 31, 2013 Plan 2008 Amendment [Member] Non Employee Director [Member]	Dec. 31, 2012 Stock Option Plan 1997 [Member]	Dec. 31, 2012 Stock Option Plan 2008 [Member]	Dec. 31, 2012 Stock Option Plan 2008 [Member] Subsequent Event [Member]	Dec. 31, 2012 Stock Option Plan 2008 Amendment [Member] Subsequent Event [Member]	Jul. 31, 2011 Bridge Notes 2010 [Member]	Dec. 31, 2012 Bridge Notes 2010 [Member]	Aug. 31, 2011 Castion Notes [Member]	Jul. 31, 2011 Castion Notes [Member]	Mar. 31, 2013 Employee and Advisor and Board Of Director [Member] Incentive Stock Plan 2008 [Member]	Mar. 31, 2013 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Jul. 31, 2011 Series B Convertible Preferred Stock [Member]	Mar. 31, 2013 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member] Subsequent Event [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member] Bridge Note 2011 [Member]	Aug. 31, 2011 Series B Convertible Preferred Stock [Member] Castion Notes [Member]	Mar. 31, 2013 Series B1 Convertible Preferred Stock [Member]	Mar. 31, 2013 Series B1 Convertible Preferred Stock [Member] Subsequent Event [Member]	Dec. 31, 2012 Series B1 Convertible Preferred Stock [Member] Subsequent Event [Member]	Mar. 31, 2013 Series C Convertible Preferred Stock [Member]	Mar. 31, 2013 Series C Convertible Preferred Stock [Member] Subsequent Event [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member] Subsequent Event [Member]	Mar. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Mar. 31, 2013 Preferred Stock [Member]	Dec. 31, 2012 Preferred Stock [Member]	Jan. 07, 2013 Preferred Stock [Member] Subsequent Event [Member]	Dec. 31, 2012 Preferred Stock [Member] Subsequent Event [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] Subsequent Event [Member]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Management [Member]	Dec. 31, 2011 Minimum [Member] Management [Member]	Mar. 31, 2013 Minimum [Member] Employee and Advisor and Board Of Director [Member] Incentive Stock Plan 2008 [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Management [Member]	Dec. 31, 2011 Maximum [Member] Management [Member]	Mar. 31, 2013 Maximum [Member] Employee and Advisor and Board Of Director [Member] Incentive Stock Plan 2008 [Member]	Dec. 31, 2012 Investors Group One [Member]	Dec. 31, 2012 Investors Group Two [Member]	Jul. 31, 2012 Investors Group [Member]	Dec. 31, 2012 Investors Group [Member]	Dec. 31, 2011 Investors Group [Member]	Dec. 31, 2012 Investors Group [Member] Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Investors Group [Member] Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Investors Group Three [Member]	Dec. 31, 2012 Arc Capital (Bvi) Limited [Member]	Dec. 31, 2011 Warrant Amendment Agreements [Member]	Dec. 31, 2012 Warrant Amendment Agreements [Member] Minimum [Member]	Dec. 31, 2011 Warrant Amendment Agreements [Member] Minimum [Member]	Dec. 31, 2012 Warrant Amendment Agreements [Member] Maximum [Member]	Dec. 31, 2011 Warrant Amendment Agreements [Member] Maximum [Member]
Number Of Common Stock To Purchase Upon Warrants Acquired											99,870,113																														98,370,113
Investment Warrants, Exercise Price (in dollars per share)	$ 0.15	$ 0.15	$ 0.15	$ 0.095							$ 0.095										$ 0.3																																															$ 0.095	$ 0.095	$ 0.095	$ 0.30	$ 0.30
Common Stock Share Issued For Service											419,180	600,000																																																							419,180
Common Stock, Capital Shares Reserved for Future Issuance									270,000,000		253,000,000			40,000,000			20,000,000	20,000,000	40,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 0.07	$ 0.18	$ 0.11	$ 0.21
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value									$ 144,000	$ 141,000	$ 1,137,000	$ 958,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term											6 years 6 months																																											5 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term									8 years 1 month 6 days		7 years 4 months 24 days
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options											514,000
Employee Service Share Based Compensation Non Vested Awards Total Compensation Cost Expected To Recognized Period Share Based Awards Other Than Options											1 year 3 months 18 days
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																	0.01	0.01				0.55	0.55				0.10	0.10						0.10
Weighted Average Exercise Price																																									$ 0.4	$ 0.28																										$ 0.55
Purchase Price Of Shares and Warrants																																																												828,750		1,731,625				376,500
Share-Based Compensation, Shares Authorized Under Stock Option Plans, Exercise Price Range, Lower Range Limit											$ 0.085
Share-Based Compensation, Shares Authorized Under Stock Option Plans, Exercise Price Range, Upper Range Limit											$ 1.50
Common Stock Exercise Price					$ 0.30						$ 0.30											$ 0.30																												$ 0.01					$ 0.55				$ 0.15	$ 0.15			$ 0.30			$ 0.15
Reduction Of Common Stock Exercise Price											less than $0.10
Reduction Of Investment Warrants Exercise Price Percentage											150.00%
Stock Issued During Period, Shares, New Issues	3,765,000	8,287,500	17,316,250	5,633,344																																8,839,500																								828,750						376,500
Warrant Issued For Purchase Of Common Stock																						19,547,385	10,455,424																																				1,354,125	828,750								27,700,000
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Forfeiture Rate									5.00%		5.00%	0.00%
Number Of Warrant Issued	4,141,500	9,116,250	18,670,375																																																										18,670,375
Stockholders Voting Percentage In Capital Stock												71.30%
Shares Authorized											455,000,000
Common Stock, Shares Authorized									425,000,000		425,000,000	425,000,000																																			800,000,000	800,000,000
Preferred Stock, Shares Authorized									30,000,000		30,000,000	30,000,000													208,334	208,334	208,334		12,000,000	12,000,000	12,000,000	12,000,000			11,000,000		11,000,000	15,000,000		15,000,000			50,000,000	30,000,000	50,000,000	50,000,000
Preferred Stock Shares Authorized Reduced Number																													1,000,000			1,000,000
Common Stock Value Issued For Service											88,000	114,000
Debt Conversion, Converted Instrument, Amount																				4,500,000														2,932,108
Debt Conversion, Converted Instrument, Shares Issued																												653,439						1,221,707					6,926,553
Conversion Of Stock, Shares Converted							18,518	100,000
Conversion Of Stock, Shares Issued							185,180	1,000,000
Preferred Stock, Price Per Share					$ 1.30							$ 2.40																					$ 1.30																																$ 2.40
Repayments Of Debt						1,568,267														1,568,267			1,568,267
Warrant Issued For Purchase Of Preferred Stock											3,469,387																						3,469,387
Share-Based Compensation Arrangement By Share-Based Payment Award, Plan Modification, Description and Terms											The Plan, which expired on December 31, 2007, provided that the exercise price of each option must be at least equal to 100% of the fair market value of the Common Stock on the date of grant. The Plan contained automatic grant provisions for non-employee Directors of the Company.					The Plan, which expired on December 31, 2007, provided that the exercise price of each option must be at least equal to 100% of the fair market value of the Common Stock on the date of grant. The Plan contained automatic grant provisions for non-employee Directors of the Company.
Non Qualified Stock Options Granted To Directors1																	30,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross									14,350,000	1,530,000	7,560,000	3,320,000			100,000	750,000								14,350,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price									$ 0.38	$ 0.51	$ 0.40	$ 0.47																																						$ 0.085			$ 0.054		$ 0.268			$ 0.089
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized									1,300,000
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Period For Recognition									1 year 6 months
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price									$ 0.32	$ 0.37	$ 0.32	$ 0.38	$ 0.57																																				$ 0.054					$ 1.5
Proceeds From Issuance Of Common Stock and Warrants				$ 498,000																																																							$ 1,565,908	$ 729,068						$ 331,196
Preferred Stock, Shares Outstanding																									208,334	208,334	208,334		11,664,993	11,664,993	11,664,993																																	208,334
Preferred stock, liquidation value per share (in dollars per share)																									$ 1.20	$ 1.20	$ 1.20		$ 2.40	$ 2.40	$ 2.40																																	$ 1.20
Preferred Stock, Shares Issued																									208,334	208,334	208,334		11,664,993	11,664,993	11,664,993
Non Qualified Stock Options Granted To Directors											100,000						30,000	30,000	100,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price									$ 0.09	$ 0.24	$ 0.16	$ 0.27																																							$ 0.15	$ 0.3				$ 0.30	$ 0.15